Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (Note 11)	$ 5,080,580	$ 16,334,534
Accounts receivable and prepaid expenses (Note 4)	404,416	368,963
Total current assets	5,484,996	16,703,497
Non-current assets:
Deposit on mill equipment (Note 5)		4,923,209
Property, plant and equipment (Note 6)	13,764,928	372,292
Exploration and evaluation assets (Note 7)	54,678,470	44,804,198
Total non-current assets	68,443,398	50,099,699
TOTAL ASSETS	73,928,394	66,803,196
Current liabilities:
Trade and other payables (Note 9 (b))	1,128,407	638,001
Non-current liabilities:
Deferred income tax liability (Note 12)	1,434,882	1,434,882
Total liabilities	2,563,289	2,072,883
EQUITY
Share capital (Note 8)	127,022,366	118,054,463
Reserves (Note 8)	16,706,832	15,528,276
Deficit	(72,364,093)	(68,852,426)
Total equity	71,365,105	64,730,313
TOTAL EQUITY AND LIABILITIES	$ 73,928,394	$ 66,803,196